CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
COMMUNICATION SERVICES - 0.9%
Entertainment - 0.9%
DeNA Co. Ltd.	42,175	$678,411	(a)

CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.6%
Nexen Tire Corp.	50,678	399,369	(a)

Hotels, Restaurants & Leisure - 3.4%
Arcos Dorados Holdings Inc., Class A Shares	91,590	741,879
Elior Group SA	52,780	776,428	(a)(b)
Melco International Development Ltd.	347,389	977,760	(a)

Total Hotels, Restaurants & Leisure		2,496,067

Household Durables - 3.5%
Cairn Homes PLC	422,300	599,371	(a)
DFS Furniture PLC	240,420	925,073	(a)
Man Wah Holdings Ltd.	957,702	683,771	(a)
McCarthy & Stone PLC	179,600	355,135	(a)(b)

Total Household Durables		2,563,350

Specialty Retail - 0.7%
Roots Corp.	295,220	468,332	*

Textiles, Apparel & Luxury Goods - 2.1%
Coats Group PLC	555,430	550,188	(a)
Vulcabras Azaleia SA	421,070	962,996	*

Total Textiles, Apparel & Luxury Goods		1,513,184

TOTAL CONSUMER DISCRETIONARY		7,440,302

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 0.8%
Sundrug Co. Ltd.	15,976	577,369	(a)

Food Products - 0.9%
Thai Union Group PCL, Class F Shares	1,419,250	636,904	(a)

Personal Products - 1.2%
Chlitina Holding Ltd.	115,160	914,936	(a)

TOTAL CONSUMER STAPLES		2,129,209

ENERGY - 3.7%
Energy Equipment & Services - 1.2%
Shinko Plantech Co. Ltd.	73,661	897,081	(a)

Oil, Gas & Consumable Fuels - 2.5%
Avance Gas Holding Ltd.	240,860	1,371,943	*(a)(b)
Parex Resources Inc.	23,320	433,698	*

Total Oil, Gas & Consumable Fuels		1,805,641

TOTAL ENERGY		2,702,722

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2019 Quarterly Report	1

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
FINANCIALS - 12.7%
Banks - 5.1%
Banca Sistema SpA	401,520	$832,888	(a)(b)
BAWAG Group AG	20,340	927,598	*(a)(b)
Eurobank Ergasias SA	780,984	808,572	*(a)
RHB Bank Bhd	469,730	663,774	(a)
Unicaja Banco SA	420,590	457,373	(a)(b)

Total Banks		3,690,205

Capital Markets - 4.2%
Anima Holding SpA	155,120	801,239	(a)(b)
Fairfax India Holdings Corp.	7,124	91,622	*(b)
Fairfax India Holdings Corp.	30,486	390,221	*(b)
Jafco Co. Ltd.	19,796	775,529	(a)
KIWOOM Securities Co. Ltd.	9,310	638,770	(a)
Warsaw Stock Exchange	35,510	367,759	(a)

Total Capital Markets		3,065,140

Diversified Financial Services - 1.4%
Financial Products Group Co. Ltd.	32,637	315,634	(a)
Plus500 Ltd.	58,430	685,980	(a)

Total Diversified Financial Services		1,001,614

Insurance - 2.0%
Just Group PLC	619,410	649,204	*(a)
UNIQA Insurance Group AG	78,490	798,272	(a)

Total Insurance		1,447,476

TOTAL FINANCIALS		9,204,435

HEALTH CARE - 4.1%
Biotechnology - 0.9%
Shanghai Haohai Biological Technology Co. Ltd., Class H Shares	104,587	632,575	*(a)(b)

Health Care Equipment & Supplies - 2.7%
InBody Co. Ltd.	27,417	560,283	(a)
i-SENS Inc.	45,300	1,004,468	(a)
Value Added Technology Co. Ltd.	14,737	371,408	(a)

Total Health Care Equipment & Supplies		1,936,159

Pharmaceuticals - 0.5%
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	69,770	397,049	(a)(b)

TOTAL HEALTH CARE		2,965,783

See Notes to Schedule of Investments.

2	ClearBridge International Small Cap Fund 2019 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 36.9%
Air Freight & Logistics - 3.0%
SBS Holdings Inc.	64,933	$1,125,813	(a)
Wincanton PLC	266,300	1,078,695	(a)

Total Air Freight & Logistics		2,204,508

Building Products - 3.6%
China Lesso Group Holdings Ltd.	722,200	927,165	(a)
Inwido AB	117,820	906,973	(a)
Sanwa Holdings Corp.	69,121	774,372	(a)

Total Building Products		2,608,510

Commercial Services & Supplies - 1.1%
Babcock International Group PLC	99,090	828,065	(a)

Construction & Engineering - 5.5%
China Communications Services Corp. Ltd., Class H Shares	901,090	658,627	(a)
China Machinery Engineering Corp., Class H Shares	1,338,742	539,525	(a)
China Railway Construction Corp. Ltd., Class H Shares	440,060	482,478	(a)
Galliford Try PLC	88,130	1,005,344	(a)
Implenia AG	9,830	398,601	(a)
Maire Tecnimont SpA	197,990	549,831	(a)
Penta-Ocean Construction Co. Ltd.	65,230	402,708	(a)

Total Construction & Engineering		4,037,114

Electrical Equipment - 3.4%
Mersen SA	11,960	459,001	(a)
Nexans SA	22,090	1,079,678	(a)
Vitzrocell Co. Ltd.	80,628	933,392	*(a)

Total Electrical Equipment		2,472,071

Machinery - 9.3%
Bucher Industries AG	2,630	923,922	(a)
Cargotec oyj	20,180	683,946	(a)
CIMC Enric Holdings Ltd.	1,081,424	645,840	(a)
CRCC High-Tech Equipment Corp. Ltd., Class H Shares	2,450,498	390,489	(a)
Deutz AG	96,810	605,156	(a)
Fuji Corp.	21,241	388,449	(a)
Hyundai Mipo Dockyard Co. Ltd.	9,354	369,946	(a)
Makino Milling Machine Co. Ltd.	22,185	1,008,575	(a)
Meidensha Corp.	34,397	758,182	(a)
Morgan Advanced Materials PLC	117,510	494,749	(a)
Palfinger AG	14,710	482,367	(a)

Total Machinery		6,751,621

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2019 Quarterly Report	3

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Marine - 2.8%
D/S Norden A/S	63,850	$1,021,980	(a)
Golden Ocean Group Ltd.	65,470	380,006	(a)
Star Bulk Carriers Corp.	56,000	661,360

Total Marine		2,063,346

Professional Services - 2.5%
Applus Services SA	87,520	1,121,019	(a)
Hays PLC	275,740	664,749	(a)

Total Professional Services		1,785,768

Trading Companies & Distributors - 3.6%
Lumax International Corp. Ltd.	288,223	770,998	(a)
Nishio Rent All Co. Ltd.	28,113	798,636	(a)
Travis Perkins PLC	48,110	1,029,270	(a)

Total Trading Companies & Distributors		2,598,904

Transportation Infrastructure - 2.1%
Shenzhen International Holdings Ltd.	371,184	815,878	(a)
Yuexiu Transport Infrastructure Ltd.	771,866	686,789	(a)

Total Transportation Infrastructure		1,502,667

TOTAL INDUSTRIALS		26,852,574

INFORMATION TECHNOLOGY - 4.9%
Electronic Equipment, Instruments & Components - 2.9%
SFA Engineering Corp.	10,966	437,469	(a)
Strix Group PLC	399,600	1,037,794	(a)
Wasion Holdings Ltd.	1,336,016	653,882	(a)

Total Electronic Equipment, Instruments & Components		2,129,145

IT Services - 1.3%
Sopra Steria Group	5,930	955,506	(a)

Software - 0.7%
Sinosoft Technology Group Ltd.	2,415,954	493,911	(a)

TOTAL INFORMATION TECHNOLOGY		3,578,562

MATERIALS - 13.6%
Chemicals - 2.3%
Air Water Inc.	28,119	414,587	(a)
Okamoto Industries Inc.	17,273	639,292	(a)
Ube Industries Ltd.	27,393	593,113	(a)

Total Chemicals		1,646,992

Construction Materials - 2.5%
Cementir Holding NV	109,470	826,486	(a)
Wienerberger AG	33,780	1,000,803	(a)

Total Construction Materials		1,827,289

Containers & Packaging - 1.1%
Greatview Aseptic Packaging Co. Ltd.	1,746,469	800,068	(a)

See Notes to Schedule of Investments.

4	ClearBridge International Small Cap Fund 2019 Quarterly Report

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Metals & Mining - 7.7%
Alamos Gold Inc., Class A Shares	87,040	$524,834
Argonaut Gold Inc.	325,370	488,600	*(b)
Centamin PLC	407,910	683,873	(a)
Eramet	7,570	390,081	(a)
Granges AB	87,150	921,714	(a)
Nippon Light Metal Holdings Co. Ltd.	295,929	635,995	(a)
Novagold Resources Inc.	218,130	1,951,924	*

Total Metals & Mining		5,597,021

TOTAL MATERIALS		9,871,370

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Mapletree Logistics Trust	579,909	750,742	(a)

Real Estate Management & Development - 3.9%
KWG Group Holdings Ltd.	318,500	447,252	*(a)
Open House Co. Ltd.	34,844	997,252	(a)
Sun Frontier Fudousan Co. Ltd.	79,489	951,225	(a)
Supalai PCL	695,802	414,137	(a)

Total Real Estate Management & Development		2,809,866

TOTAL REAL ESTATE		3,560,608

UTILITIES - 2.6%
Independent Power and Renewable Electricity Producers - 1.7%
China Datang Corp. Renewable Power Co. Ltd., Class H Shares	5,961,284	605,082	(a)
Huadian Fuxin Energy Corp. Ltd., Class H Shares	3,189,822	651,683	(a)

Total Independent Power and Renewable Electricity Producers		1,256,765

Water Utilities - 0.9%
China Water Affairs Group Ltd.	856,436	641,215	(a)

TOTAL UTILITIES		1,897,980

TOTAL COMMON STOCKS (Cost - $63,546,260)		70,881,956

INVESTMENTS IN UNDERLYING FUNDS - 1.5%
Dragon Capital - Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $648,467)	166,657	1,047,355	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,194,727)		71,929,311

See Notes to Schedule of Investments.

ClearBridge International Small Cap Fund 2019 Quarterly Report	5

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.403%	478,460	$478,460
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.485%	119,615	119,615	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $598,075)			598,075

TOTAL INVESTMENTS - 99.8% (Cost - $64,792,802)			72,527,386
Other Assets in Excess of Liabilities - 0.2%			178,019

TOTAL NET ASSETS - 100.0%			$72,705,405

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At December 31, 2019, the total market value of investments in Affiliated Companies was $119,615 and the cost was $119,615 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge International Small Cap Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

7

Notes to Schedule of Investments (unaudited) (cont’d)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,173,207	$5,267,095	—	$7,440,302
Energy	433,698	2,269,024	—	2,702,722
Financials	481,843	8,722,592	—	9,204,435
Industrials	661,360	26,191,214	—	26,852,574
Materials	2,965,358	6,906,012	—	9,871,370
Other Common Stocks	—	14,810,553	—	14,810,553
Investments in Underlying Funds	—	1,047,355	—	1,047,355

Total Long-Term Investments	6,715,466	65,213,845	—	71,929,311

Short-Term Investments†	598,075	—	—	598,075

Total Investments	$7,313,541	$65,213,845	—	$72,527,386

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the period ended December 31, 2019. The following transactions were effected in shares of such company for the period ended December 31, 2019.

	Affiliate Value at September 30, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$286,914	286,914	$167,299	167,299	—	$70	—	$119,615

9